Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Matters
Summary of Company's and Bank's Actual Capital Amounts and Ratios

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2019
Total Capital
(to Risk-Weighted Assets)
Consolidated	$83,653	16.7%	$40,027	8.0%	N/A	N/A
Unified	68,953	13.8	39,972	8.0	$49,776	10.0%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	$57,422	11.5%	$22,515	4.5%	N/A	N/A
Unified	66,722	13.4	22,484	4.5	$32,355	6.5%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$61,422	12.3%	$30,020	6.0%	N/A	N/A
Unified	66,722	13.4	29,979	6.0	$39,821	8.0%

Tier I Capital
(to Average Assets)
Consolidated	$61,422	9.5%	$30,020	4.0%	N/A	N/A
Unified	66,722	10.1	29,979	4.0	$33,10	5.0%

As of December 31, 2018
Total Capital
(to Risk-Weighted Assets)
Consolidated	$53,461	12.0%	$35,720	8.0%	N/A	N/A
Unified	50,690	11.4	35,643	8.0	$44,554	10.0%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	$47,418	10.6%	$20,092	4.5%	N/A	N/A
Unified	48,647	10.9	20,049	4.5	$28,960	6.5%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$51,418	11.5%	$26,790	6.0%	N/A	N/A
Unified	48,647	10.9	26,733	6.0	$35,643	8.0%

Tier I Capital
(to Average Assets)
Consolidated	$51,418	8.8%	$23,275	4.0%	N/A	N/A
Unified	48,647	8.4	23,189	4.0	$28,986	5.0%